Sales and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2018
Sales and Marketing Expenses [Abstract]
Schedule of sales and marketing expenses
	December 31, 2018	December 31, 2017	December 31, 2016
Consulting	$531,810	$143,275	$35,847
Marketing	461,731	182,723	93,345
Salaries	393,360	305,383	80,263
	$1,386,901	$631,381	$209,455